RELATED PARTY TRANSACTIONS - Remuneration (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Directors
Transactions with related parties
Remuneration	Rp 579	Rp 504	Rp 475
% of total expenses	0.52%	0.46%	0.45%
Board of Commissioners
Transactions with related parties
Remuneration	Rp 48	Rp 176	Rp 179
% of total expenses	0.04%	0.14%	0.17%